INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET
Schedule of intangible assets

As of December 31, 2013	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,627,777	(1,004,715)	623,062
Computer software	7,490,070	(2,456,199)	5,033,871

Total intangible assets, net	9,117,847	(3,460,914)	5,656,933

As of December 31, 2012	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,025,861	(341,954)	683,907
Computer software	5,634,986	(1,991,289)	3,643,697

Total intangible assets, net	6,660,847	(2,333,243)	4,327,604